Property And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Assets held for sale		$ (70)
Gain (loss) on sale of assets held for sale and impairment	$ (40)	10
Corporate Headquarters [Member]
Property, Plant and Equipment [Line Items]
Gain (loss) on sale of assets held for sale	(10)	(10)
Property And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	40	130
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1	$ 2
Minimum [Member]
Property, Plant and Equipment [Line Items]
Capital lease term	1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Capital lease term	3 years